EATON VANCE CALIFORNIA LIMITED MATURITY MUNICIPALS FUND
              EATON VANCE FLORIDA LIMITED MATURITY MUNICIPALS FUND
           EATON VANCE MASSACHUSETTS LIMITED MATURITY MUNICIPALS FUND
              EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND
             EATON VANCE NEW JERSEY LIMITED MATURITY MUNICIPALS FUND
              EATON VANCE NEW YORK LIMITED MATURITY MUNICIPALS FUND
                EATON VANCE OHIO LIMITED MATURITY MUNICIPALS FUND
            EATON VANCE PENNSYLVANIA LIMITED MATURITY MUNICIPALS FUND
               Supplement to Statements of Additional Information
                              dated August 1, 2002

                      EATON VANCE ARIZONA MUNICIPALS FUND
                      EATON VANCE COLORADO MUNICIPALS FUND
                       EATON VANCE CONNECTICUT MUNICIPALS
                      EATON VANCE MICHIGAN MUNICIPALS FUND
                     EATON VANCE MINNESOTA MUNICIPALS FUND
                     EATON VANCE NEW JERSEY MUNICIPALS FUND
                    EATON VANCE PENNSYLVANIA MUNICIPALS FUND
                Supplement to Statement of Additional Information
                             dated December 1, 2002

EATON VANCE ALABAMA MUNICIPALS FUND   EATON VANCE MISSOURI MUNICIPALS FUND
EATON VANCE ARKANSAS MUNICIPALS FUND  EATON VANCE NORTH CAROLINA MUNICIPALS FUND
EATON VANCE GEORGIA MUNICIPALS FUND   EATON VANCE OREGON MUNICIPALS FUND
EATON VANCE KENTUCKY MUNICIPALS FUND EATON VANCE SOUTH CAROLINA MUNICIPALS FUND EATON VANCE LOUISIANA MUNICIPALS FUND EATON VANCE TENNESSEE MUNICIPALS FUND EATON VANCE MARYLAND MUNICIPALS FUND EATON VANCE VIRGINIA MUNICIPALS FUND
                Supplement to Statement of Additional Information
                              dated January 1, 2003

                     EATON VANCE CALIFORNIA MUNICIPALS FUND
                       EATON VANCE FLORIDA MUNICIPALS FUND
                    EATON VANCE MASSACHUSETTS MUNICIPALS FUND
                     EATON VANCE MISSISSIPPI MUNICIPALS FUND
                      EATON VANCE NEW YORK MUNICIPALS FUND
                        EATON VANCE OHIO MUNICIPALS FUND
                    EATON VANCE RHODE ISLAND MUNICIPALS FUND
                    EATON VANCE WEST VIRGINIA MUNICIPALS FUND
                      EATON VANCE NATIONAL MUNICIPALS FUND
               Supplement to Statements of Additional Information
                             dated February 1, 2003

                   EATON VANCE FLORIDA INSURED MUNICIPALS FUND
                       EATON VANCE HAWAII MUNICIPALS FUND
                     EATON VANCE HIGH YIELD MUNICIPALS FUND
                       EATON VANCE KANSAS MUNICIPALS FUND
               Supplement to Statements of Additional Information
                               dated June 1, 2003

                      EATON VANCE GREATER CHINA GROWTH FUND
                     EATON VANCE ASIAN SMALL COMPANIES FUND
                        EATON VANCE INFORMATION AGE FUND
                   EATON VANCE WORLDWIDE HEATLH SCIENCES FUND
                             EATON VANCE GROWTH FUND
               Supplement to Statements of Additional Information
                              dated January 1, 2003

                EATON VANCE INSTITUTIONAL SHORT TERM INCOME FUND
                Supplement to Statement of Additional Information
               dated January 6, 2003, as revised February 7, 2003

                     ATLANTA CAPITAL INTERMEDIATE BOND FUND
                      ATLANTA CAPITAL LARGE-CAP GROWTH FUND
                         ATLANTA CAPITAL SMALL-CAP FUND
                        EATON VANCE INCOME FUND OF BOSTON
                        EATON VANCE LARGE-CAP GROWTH FUND
                           EATON VANCE SMALL-CAP FUND
               Supplement to Statements of Additional Information
                             dated February 1, 2003

                        EATON VANCE EQUITY RESEARCH FUND
                          EATON VANCE HIGH INCOME FUND
                        EATON VANCE STRATEGIC INCOME FUND
              EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND
                EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND
                    EATON VANCE TAX-MANAGED MID-CAP CORE FUND
               EATON VANCE TAX-MANAGED MULTI-CAP OPPORTUNITY FUND
                EATON VANCE TAX-MANAGED SMALL-CAP GROWTH FUND 1.1
                EATON VANCE TAX-MANAGED SMALL-CAP GROWTH FUND 1.2
                  EATON VANCE TAX-MANAGED SMALL-CAP VALUE FUND
                       EATON VANCE TAX-MANAGED VALUE FUND
               Supplement to Statements of Additional Information
                               dated March 1, 2003

                 EATON VANCE ADVISERS SENIOR FLOATING-RATE FUND
               EATON VANCE INSITUTIONAL SENIOR FLOATING-RATE FUND
                         EATON VANCE PRIME RATE RESERVES
                      EV CLASSIC SENIOR FLOATING-RATE FUND
               Supplement to Statements of Additional Information
                               dated April 1, 2003

                            EATON VANCE BALANCED FUND
                        EATON VANCE CASH MANAGEMENT FUND
                        EATON VANCE EMERGING MARKETS FUND
                         EATON VANCE FLOATING-RATE FUND
                   EATON VANCE FLOATING-RATE HIGH INCOME FUND
                     EATON VANCE GOVERNMENT OBLIGATIONS FUND
                         EATON VANCE GREATER INDIA FUND
               EATON VANCE INSTITUTIONAL SHORT TERM TREASURY FUND
                         EATON VANCE LARGE-CAP CORE FUND
                        EATON VANCE LARGE-CAP VALUE FUND
                          EATON VANCE LOW DURATION FUND
                          EATON VANCE MONEY MARKET FUND
                         EATON VANCE MUNICIPAL BOND FUND
                        EATON VANCE SMALL-CAP GROWTH FUND
                        EATON VANCE SMALL-CAP VALUE FUND
                        EATON VANCE SPECIAL EQUITIES FUND
                          EATON VANCE TAX FREE RESERVES
                     EATON VANCE TAX-MANAGED GROWTH FUND 1.1
                     EATON VANCE TAX-MANAGED GROWTH FUND 1.2
                           EATON VANCE UTILITIES FUND
               Supplement to Statements of Additional Information
                                dated May 1, 2003

Effective June 6, 2003, William H. Park has replaced Jack L. Treynor as a noninterested Trustee. Effective July 1, 2003, Ronald A. Pearlman will be replacing Donald R. Dwight as a noninterested Trustee. The following amends the biographical information in the Trustees' table under "Management and Organization":


                    Position(s)    Term of Office                                           Number of Portfolios in        Other
Name and Date        with the      and Length of    Principal Occupation(s) During Past     Fund Complex Overseen      Directorships
  of Birth        Trust/Portfolio     Service                   Five Years                      By Trustee(1)              Held
-------------     ---------------  --------------   -----------------------------------     -----------------------    -------------
William H. Park      Trustee        Trustee since   President and Chief Executive Officer,           191                   None
9/19/47                             2003            Prizm Capital Management, LLC
                                                    (investment management firm) (since
                                                    2002).  Executive Vice President and
                                                    Chief Financial Officer, United Asset
                                                    Management Corporation (a holding
                                                    company owning institutional investment
                                                    management firms) (1982-2001).

Ronald A. Pearlman   Trustee        Trustee since   Professor of Law, Georgetown University          191                   None
7/10/40                             2003            Law Center (since 1999).  Tax Partner
                                                    Covington & Burling, Washington, DC
                                                    (1991-2000).

In connection with the appointment of new Trustees, the members of the Governance Committee (formerly the Nominating Committee), Audit Commitee and Special Committee of the Board of Trustees of the Trust and the Portfolio have changed. The new Committee members are as follows:

Governance Committee: Ms. Stout (Chair), Messrs. Chen*, Hayes, Park, Dwight** and Reamer.

Audit Committee: Messrs. Reamer (Chair), Hayes, Park and Ms. Stout.

Special Committee: Messrs. Hayes (Chair), Park, Dwight** and Reamer.

* For Asian Smaller Companies Portfolio, Emerging Markets Portfolio and Information Age Portfolio only.

** When Mr. Dwight retires on July 1, 2003 and Mr. Pearlman becomes a Trustee, Mr. Pearlman will replace Mr. Dwight on the Governance Committee and Special Committee.



June 16, 2003


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